Summary of Significant Accounting Policies (Details)					8 Months Ended	12 Months Ended
	Apr. 30, 2025	Apr. 04, 2025	Nov. 29, 2024 $ / shares shares	Nov. 16, 2023 $ / shares shares	Aug. 19, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Net working capital						¥ 82,900,000
Net loss						(338,000,000)	$ (48,333,815)	¥ (156,991,074)	¥ (161,975,688)
Net cash used in operating activities					¥ 299,374	(277,600,000)	(39,695,734)	(112,907,188)	(89,350,546)	¥ 590,367	¥ 942,658
Accumulated deficit						(2,170,000,000)		(1,814,578,760)				$ (310,489,451)
Cash equivalent						21,100,000
Long-term investments recognized						8,490,163	1,214,077	5,645,887	8,288,296
Impairment for intangible assets						7,739,577	1,106,745	18,720,464
Advertising expenses						1,500,000		1,200,000	1,700,000
Financial subsidies received						3,170,148	$ 453,325	1,912,396	421,449
Employee benefits						1,900,000		2,000,000	2,200,000
Cash and cash equivalents						21,121,206		60,957,156
Restricted cash						¥ 16,828			¥ 497,108	¥ 70,102,863		$ 2,406
Number of reportable segment						1	1
Statutory surplus fund percentage						25.00%	25.00%	25.00%	25.00%
Reverse stock split	1:25
PRC Government Authorities [Member]
Summary of Significant Accounting Policies [Line Items]
Financial subsidies received								¥ 400,000	¥ 100,000
Cash and cash equivalents						7,465,081
Restricted cash						¥ 500,000
Shareholders [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of voting power						50.00%						50.00%
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience rate						1						1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience rate						6.9931						6.9931
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life						1 year 6 months						1 year 6 months
Statutory surplus fund percentage						10.00%	10.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life						11 years						11 years
Statutory surplus fund percentage						50.00%	50.00%
Share Consolidation [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock, shares, issued (in Shares) | shares			25	16
Common stock, shares, outstanding (in Shares) | shares			25	16
Par value of one share of same class (in Dollars per share) | $ / shares			$ 0.016	$ 0.001
Common stock, par value (in Dollars per share) | $ / shares			$ 0.4	$ 0.016
Reverse stock split		1:25